Trade and other receivables (Tables)	9 Months Ended
Sep. 30, 2022
Trade and other receivables
Schedule of trade and other receivables, net

	September 30,	December 31,
	2022	2021
	(Unaudited)
Current
Customers
Foreign	4,037,880	3,222,837
Domestic	3,409,558	2,917,305
Concessions (1)	4,361,181	3,370,644
Fuel Price stabilization fund (2)	20,443,367	7,824,788
Accounts receivable from employees	104,610	106,547
Industrial services	53,666	32,096
Related parties (Note 31)	179,948	9,355
Other	961,184	965,310
	33,551,394	18,448,882
Non–current
Customers
Foreign	144,481	36,965
Domestic	54,051	178,552
Concessions (1)	25,215,126	21,259,519
Accounts receivable from employees	545,168	534,051
Related parties (Note 31)	335	335
Other (3)	2,534,185	2,150,294
	28,493,346	24,159,716
(1)	Includes electric power transportation concessions and roads.
(2)	Corresponds to the application of Resolution 180522 of March 29, 2010, and other regulations that modify and add it (Decree 1880 of 2014 and Decree 1068 of 2015), which establishes the procedure to recognize the subsidy for refiners and importers of motor gasoline current and ACPM, and the methodology for calculating the net position (value generated between the parity price and the regulated price, which can be positive or negative).

For 2022, the increase in accounts receivable is due to the increase in international indicators (brent reference price). During the period, the Ministry of Finance and Public Credit contributed approximately $7,461,088 in cash and $6,788,385 were offset from the Nation’s dividends provided by Ecopetrol’s earnings in 2021, which were declared in 2022. In accordance with what was expressed by the Ministry of Finance and Public Credit, the portion of the extraordinary dividend corresponding to the Nation was offset with the Stabilization Fund and, therefore, did not imply a cash outflow.

(3)	Corresponds mainly to accounts receivable from the Government of Brazil for employee benefits governed by Law 4819 of 1958 to ISA CTEEP, and crude loan agreements of the Business Group for transportation systems. The gross value of these accounts receivable is $2,202,739 (2021: $1,772,101) and the provision for expected losses established, included in the provision line for expected credit losses, is $432,750 (2021: $368,299), for a net book value of $1,769,989 (2021: $1,403,802). The administration monitors the progress and developments related to the legal aspect of the matter and continuously evaluates the possible impacts on its financial statements.